Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Taxes Payable [Abstract]
Income Taxes	$ 8,380	$ 3,642
Taxes On Revenues	2,835	2,347
Other Taxes Payable	822	451
Current tax liabilities	$ 12,037	$ 6,440